Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
September 30, 2025
VIPF2010-NPRT3-1125
1.822344.120
Bond Funds - 59.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	3,951,272	37,102,445
Fidelity International Bond Index Fund (a)	873,742	8,204,440
Fidelity Long-Term Treasury Bond Index Fund (a)	920,159	8,667,901
VIP High Income Portfolio - Initial Class (a)	584,532	2,986,960
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,127,652	89,268,440
TOTAL BOND FUNDS (Cost $149,292,810)		146,230,186

Domestic Equity Funds - 12.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	84,823	5,633,083
VIP Equity-Income Portfolio - Initial Class (a)	151,140	4,564,418
VIP Growth & Income Portfolio - Initial Class (a)	177,075	6,277,293
VIP Growth Portfolio - Initial Class (a)	85,493	9,340,994
VIP Mid Cap Portfolio - Initial Class (a)	37,299	1,437,118
VIP Value Portfolio - Initial Class (a)	163,152	3,186,360
VIP Value Strategies Portfolio - Initial Class (a)	100,338	1,579,319
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,906,258)		32,018,585

International Equity Funds - 14.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	772,133	11,829,081
VIP Overseas Portfolio - Initial Class (a)	812,157	24,583,985
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $23,362,855)		36,413,066

Money Market Funds - 13.2%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $32,752,483)	3.98	32,752,483	32,752,483

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $225,314,406)	247,414,320
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,074)
NET ASSETS - 100.0%	247,368,246

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	37,823,003	4,364,139	7,119,417	424,108	(474,551)	2,509,271	37,102,445	3,951,272
Fidelity International Bond Index Fund	8,447,623	1,110,655	1,429,558	98,422	5,435	70,285	8,204,440	873,742
Fidelity Long-Term Treasury Bond Index Fund	7,439,795	3,836,223	2,890,137	271,554	(366,626)	648,646	8,667,901	920,159
VIP Contrafund Portfolio - Initial Class	5,838,873	1,382,551	2,250,307	176,968	40,331	621,635	5,633,083	84,823
VIP Emerging Markets Portfolio - Initial Class	15,353,892	2,725,826	9,872,858	-	1,108,511	2,513,710	11,829,081	772,133
VIP Equity-Income Portfolio - Initial Class	4,763,862	1,005,090	1,743,244	34,967	7,942	530,768	4,564,418	151,140
VIP Government Money Market Portfolio - Initial Class	28,170,443	11,915,317	7,333,277	937,010	-	-	32,752,483	32,752,483
VIP Growth & Income Portfolio - Initial Class	6,534,105	1,339,477	2,439,800	62,817	99,711	743,800	6,277,293	177,075
VIP Growth Portfolio - Initial Class	9,676,806	1,919,052	3,199,997	110,739	(157,263)	1,102,396	9,340,994	85,493
VIP High Income Portfolio - Initial Class	3,027,309	161,121	439,959	5,748	2,616	235,873	2,986,960	584,532
VIP Investment Grade Bond II Portfolio - Initial Class	92,921,207	9,423,813	18,574,202	20,597	(559,231)	6,056,853	89,268,440	9,127,652
VIP Mid Cap Portfolio - Initial Class	1,499,844	386,573	468,973	65,714	(24,088)	43,762	1,437,118	37,299
VIP Overseas Portfolio - Initial Class	23,066,286	6,110,749	9,206,003	264,411	1,073,119	3,539,834	24,583,985	812,157
VIP Value Portfolio - Initial Class	3,347,529	758,926	976,014	124,398	(40,926)	96,845	3,186,360	163,152
VIP Value Strategies Portfolio - Initial Class	1,662,740	358,267	447,482	29,520	(29,076)	34,870	1,579,319	100,338
	249,573,317	46,797,779	68,391,228	2,626,973	685,904	18,748,548	247,414,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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